Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000026831 | FICCRP Tri Party Repo AFR_934QYA005_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026831 | Bank of America Tri Party A RepoFR_99VDMN006_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026831 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026831 | RBC Capital Markets Tri Party DFR_15499Q009_3.660000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026831 | Bank of America NA Tri Party D RepoFR_929AAV007_3.650000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026831 | U.S. Treasury NotesFR_91282CLP4_3.500000_2026-09-30
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026831 | FICCNT Bi Party RepoFR_954ZEB000_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026831 | Wells Fargo Bank NA AFR_930REQ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026831 | Federal Farm Credit Banks Funding Corp.FR_3133EWKN9_3.660000_2027-04-07
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026831 | Federal Home Loan BanksFR_3130BAMG9_3.660000_2027-02-04
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000026831 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000026831 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000026831 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000026831 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000171428 | Bank of America Tri Party A RepoFR_99VDMN006_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171428 | JP Morgan Sec LLC Tpr AFR_930PNJ004_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171428 | Bank of Nova ScotiaFR_06418NHZ8_3.950000_2026-08-07
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171428 | Credit Industriel et CommercialFR_22536WMA1_4.350000_2026-07-09
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171428 | Commonwealth Bank of AustraliaFR_20272FEX9_3.810000_2026-07-13
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171428 | Nordea Bank AbpFR_65558WSA7_3.820000_2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171428 | Royal Bank of CanadaFR_ATD235ZG1_3.670000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171428 | Mizuho Bank Ltd.FR_ATD235YP2_3.630000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171428 | Anglesea Funding LLCFR_0347M3G16_0.000000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171428 | DNB Bank AsaFR_2332K1G79_0.000000_2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171428 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000171428 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171428 | AssetCertificates Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000171428 | AssetFinancial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000171428 | AssetAsset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000171428 | AssetOther Notes
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000171428 | AssetOther Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000206723 | JP Morgan Sec LLC Tpr AFR_ARP1JFFP7_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000206723 | KBC Bank NVFR_ATD235UH4_3.630000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206723 | Royal Bank of CanadaFR_ATD235ZH9_3.670000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000206723 | Mizuho Bank Ltd.FR_ATD235YG2_3.630000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206723 | Societe Generale Tri Party AFR_ARP1JF263_3.700000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206723 | Svenska Handelsbanken ABFR_ATD235YW7_3.610000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206723 | Canadian Imperial Bank of CommerceFR_ATD235XW8_3.630000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206723 | ABN AMRO Bank NVFR_ATD235UG6_3.630000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206723 | Landesbank Baden-WuerttembergFR_51502BKV2_3.640000_2026-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206723 | Societe Generale Tri Party AFR_ARP1JF222_3.720000_2026-07-07
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000206723 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000206723 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206723 | AssetCertificates Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000206723 | AssetFinancial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000206723 | AssetAsset Backed Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000206723 | AssetOther Notes
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000206723 | AssetOther Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	11.30%